CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2009 CNY
Operating activities:
Net income (loss)	$ (3,630)	(23,079)	49,053	(40,817)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,668	23,307	21,712	21,266
Loss (gain) on disposal of plant and equipment	984	6,252	(26)	457
Gain on disposal of an equity investment	0	0	(8,883)	0
Loss on liquidation of a subsidiary	2,137	13,582	0	0
Change in the fair value of embedded derivatives	0	0	0	(3,300)
Impairment on receivables	294	1,872	0	26
Inventory write down	2,042	12,978	14,971	7,395
Loss on repurchase of convertible note	0	0	0	51,101
Interest expense and amortization of discount on convertible notes	0	0	0	3,799
Deferred income tax assets	1,060	6,739	5,273	11,152
Non-controlling interests	1,620	10,298	17,298	18,892
Share-based compensation expense	730	4,638	4,868	2,760
Share of net income of equity investments	(254)	(1,616)	(9,370)	(4,669)
Changes in operating assets and liabilities:
Accounts receivable, net	245	1,560	(4,356)	(1,006)
Due from related parties	(12)	(76)	1,897	3,538
Advances to growers	(5,969)	(37,932)	(16,010)	20,807
Advances to suppliers	(1,327)	(8,432)	2,940	0
Inventories	2,388	15,175	45,783	38,569
Income tax recoverable	93	590	(1,020)	(28)
Other current assets	1	4	98	2,444
Other assets	(474)	(3,010)	3,193	10,182
Accounts payable	(507)	(3,220)	(5,137)	6,014
Due to growers	(5,388)	(34,239)	32,567	(4,414)
Due to related parties	155	984	(7,773)	16,856
Advances from customers	7,732	49,136	128,834	81,159
Deferred revenues	(519)	(3,299)	4,831	(16,568)
Income tax payable	647	4,113	4,414	602
Other long-term liabilities	(1,102)	(7,003)	9,426	(3,658)
Other payables and accrued expenses	1,280	8,135	4,020	(13,676)
Net cash provided by operating activities	5,894	37,457	298,604	208,883
Investing activities:
Dividends received	388	2,467	1,200	4,600
Purchase of plant and equipment	(8,864)	(56,332)	(15,839)	(18,804)
Liquidation of a subsidiary	(10,697)	(67,980)	0	0
Proceeds from disposal of an equity investment	0	0	50,000	0
Additional capital injection to an equity investment	(95)	(600)	0	0
Proceeds from disposal of plant and equipment	0	0	247	1,395
Deposits for purchase of acquired technology and land use rights	(201)	(1,280)	(39)	(2,650)
Deposits for purchase of plant and equipment	(1,805)	(11,468)	(3,044)	(332)
Business acquisition, net of cash acquired	0	0	(10,540)	0
Purchase of intangible assets	(3,021)	(19,197)	(6,880)	(100)
Net cash provided by/(used in) investing activities	(24,295)	(154,390)	15,105	(15,891)
Financing activities:
Restricted bank deposits	0	0	500	(500)
Proceeds from short-term borrowings	3,147	20,000	191,900	134,850
Repayment of short-term borrowings	(13,517)	(85,900)	(186,290)	(219,440)
Repayment of third party loans	0	0	0	(4,560)
Repurchase of convertible notes	0	0	(117,896)	(68,290)
Acquisition of additional equity interest from non-controlling shareholders	0	0	(24,200)	0
Capital injection from a non-controlling shareholder	3,084	19,600	0	0
Dividends paid to non-controlling shareholders	(1,902)	(12,090)	(6,908)	(17,993)
Proceeds from exercise of share options	418	2,654	6,535	0
Net cash used in financing activities	(8,770)	(55,736)	(136,359)	(175,933)
Net increase (decrease) in cash and cash equivalents	(27,171)	(172,669)	177,350	17,059
Cash and cash equivalents, beginning of year	47,156	299,672	121,255	102,263
Effect of exchange rate changes on cash and cash equivalents	463	2,939	1,067	1,933
Cash and cash equivalents, end of year	20,448	129,942	299,672	121,255
Supplemental disclosures of cash flow information:
Income taxes paid	1,100	6,990	652	6
Interest paid	231	1,469	8,539	11,574
Supplemental disclosure of non-cash investing activities:
Other current assets to be received from liquidation of a subsidiary	$ 7,118	45,236	0	0